SHARE CAPITAL AND SHARE-BASED PAYMENTS (Details 1) - Stock options [Member]	3 Months Ended
Mar. 31, 2025 $ / shares shares
Statement [Line Items]
Stock Options Exercisable	6,848,750
Stock Options Outstanding	6,848,750
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	2 years 7 months 24 days
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	2 years 7 months 24 days
July 10, 2028 [Member]
Statement [Line Items]
Expiry Date	Jul. 10, 2028
Stock Options Exercisable	150,000
Exercise Price | $ / shares	$ 1.12
Stock Options Outstanding	150,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	3 years 3 months 10 days
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	3 years 3 months 10 days
March 25, 2029 [Member]
Statement [Line Items]
Expiry Date	Mar. 25, 2029
Stock Options Exercisable	2,023,750
Exercise Price | $ / shares	$ 0.78
Stock Options Outstanding	2,023,750
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	3 years 11 months 26 days
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	3 years 11 months 26 days
August 4, 2025 [Member]
Statement [Line Items]
Expiry Date	Aug. 04, 2025
Stock Options Exercisable	970,000
Exercise Price | $ / shares	$ 1.64
Stock Options Outstanding	970,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	4 months 6 days
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	4 months 6 days
March 25, 2027 [Member]
Statement [Line Items]
Expiry Date	Mar. 25, 2027
Stock Options Exercisable	1,835,000
Exercise Price | $ / shares	$ 1.20
Stock Options Outstanding	1,835,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	1 year 11 months 23 days
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	1 year 11 months 23 days
March 29, 2028 [Member]
Statement [Line Items]
Expiry Date	Mar. 29, 2028
Stock Options Exercisable	1,870,000
Exercise Price | $ / shares	$ 1.12
Stock Options Outstanding	1,870,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	3 years
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	3 years